Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of operating results of discontinued operations

	Year Ended December 31,
(In thousands)	2012	2011	2010
Operating Results:
Operating revenue	$—	$75,765	$238,508
Operating loss(1)	(1,138)	(40,620)	(49,971)
Benefit for income taxes(1)	(453)	(15,461)	(17,973)

Operating loss, net of income taxes(1)	(685)	(25,159)	(31,998)
Gain (loss) on sale, net of income taxes	485	(1,857)	—

Loss from discontinued operations, net of income taxes(1)	$(200)	$(27,016)	$(31,998)

(1)
During 2011, a pre-tax non-cash impairment charge of $34.2 million ($21.0 million, net of tax) was recorded to reduce the carrying value of TruGreen LandCare's assets to their estimated fair value less cost to sell in accordance with applicable accounting standards. Also includes goodwill and trade name impairments of $46.9 million ($28.7 million, net of tax) in 2010.

Schedule of remaining liabilities from operations that were discontinued in years prior to 2012

(In thousands)	As of December 31, 2011	Cash Payments or Other	(Income) Expense	As of December 31, 2012
Remaining liabilities of discontinued operations:
ARS/AMS	$228	$(147)	$(2)	$79
Certified Systems, Inc. and other	2,100	(2,041)	—	59
InStar	279	24	49	352
TruGreen LandCare	268	(491)	638	415

Total liabilities of discontinued operations	$2,875	$(2,655)	$685	$905